October 17, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

File Numbers 811-03591 and 002-80154

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(vii) under the Securities Act of 1933, transmitted herewith is a post-effective amendment to the registration statement for the above-referenced registrant.   This post-effective amendment relates to Calvert VP SRI Balanced Portfolio and is being filed solely to register Class F shares for the Fund.

The Rule 485(b)(1)(vii) request regarding the launch of Class F shares for the Fund, filed initially on August 30, 2013, and revised on September 13, 2013, was granted by the SEC staff on September 17, 2013.

Please feel free to contact me at 301-657-7045 with any questions.

Sincerely,

/s/ Lancelot A. King

Lancelot A. King

Assistant Vice President

Associate General Counsel